Operating segment information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Gross operating revenue	R$ 39,908,684	R$ 38,876,857	R$ 27,113,774
Gross sales deductions	(1,816,634)	(2,731,380)	(1,541,718)
Net operating revenue	38,092,050	36,145,477	25,572,056
Costs, selling, general and administrative expenses	(25,815,313)	(20,389,889)	(19,286,394)
Income from operations before other operating expenses, net and equity accounting	12,276,737	15,755,588	6,285,662
Other operating income/(expenses), net	274,731	(280,450)	27,925
Equity accounting	48,153	35,322	32,393
Financial result, net	(897,770)	(1,867,652)	(1,591,996)
Income from operations before taxes	11,701,851	13,642,808	4,753,984
Depreciation and amortization	(2,208,762)	(2,676,642)	2,790,586
Depreciation and amortization	2,208,762	2,676,642	(2,790,586)
Sanitations [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenue	25,471,321	32,650,986	21,513,442
Gross sales deductions	(1,816,634)	(2,731,380)	(1,541,718)
Net operating revenue	23,654,687	29,919,606	19,971,724
Costs, selling, general and administrative expenses	(11,377,950)	(14,303,994)	(13,811,665)
Income from operations before other operating expenses, net and equity accounting	12,276,737	15,615,612	6,160,059
Depreciation and amortization	(2,208,762)	(2,676,642)	2,790,586
Depreciation and amortization	2,208,762	2,676,642	(2,790,586)
Reconciliations [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenue	14,437,363	6,225,871	5,600,332
Gross sales deductions
Net operating revenue	14,437,363	6,225,871	5,600,332
Costs, selling, general and administrative expenses	(14,437,363)	(6,085,895)	(5,474,729)
Income from operations before other operating expenses, net and equity accounting		R$ 139,976	R$ 125,603